Short-term Borrowings and Long-term Borrowings - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 12, 2019 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CNY (¥)
Short term borrowings
Repayments of short term debt				$ 22,176	¥ 144,700
Unsecured bank loan
Short term borrowings
Interest rate (as a percent)	5.655%			5.655%	5.655%
Unsecured bank loan | Commercial Bank A
Short term borrowings
Principal Amount	¥ 30,000
Term of short term borrowings (in years)	1 year
Secured note payable
Short term borrowings
Interest rate (as a percent)				5.5163%	5.5163%
Repayments of short term debt			¥ 114,700
Secured note payable | Leading Ideal HK
Short term borrowings
Deposit given as collateral						$ 18,000	¥ 114,700
Release of deposit pledged		$ 18,000	¥ 114,700